1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reverse stock split	On April 14, 2015, the Company completed a 1-for-50 reverse stock split. Accordingly, authorized common stock was reduced from 500,000,000 shares to 10,000,000 shares, and each 50 shares of outstanding common stock held by stockholders were combined into one share of common stock.
Accumulated deficit	$ (86,502,043)	$ (81,629,714)
Noncontrolling interests	(50,354)	35,933
Cash equivalents	0	0
Asset impairment charges	$ 0	$ 0
Shares considered antidilutive	2,710,107	2,030,448
Amortization of deferred financing costs	$ 144,683	$ 118,147
Government contract revenue	886,572	762,417
Derivative liabilities	0	0
Research and development expenses	782,000	1,028,000
DARPA [Member]
Government contract revenue	863,011	6,308,777
Battelle
Government contract revenue	23,561	131,530
ESI [Member]
Noncontrolling interests	$ (50,354)	$ 35,933